Intangible assets and property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets and property, plant and equipment
Schedule of intangible assets and property, plant and equipment.

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2024	1,382	2,628
Additions	10	102
Disposals	—	(1)
Charge for the period	(73)	(149)
Foreign exchange	(24)	(23)
Net book value at June 30, 2024	1,295	2,557